LINE OF CREDIT (Details Narrative) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 02, 2015
Line of Credit Facility [Abstract]
Line of credit borrowing capacity				$ 40,000
Line of credit amount outstanding			$ 27,615
Line of Credit - Wells Fargo Bank	$ 0	$ 0